EMPLOYEE BENEFIT PLANS - Plans Sponsored by SPX FLOW (Details) - Domestic Pension Plan - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Recognition of actuarial loss	$ 0.9	$ 8.3
Selling, general and administrative expenses
Defined Benefit Plan Disclosure [Line Items]
Recognition of actuarial loss		$ 7.4